December 28, 2006
Securities and Exchange Commission Judiciary Plaza 450 Fifth Street, NW Washington, DC 20549
Attention: Filings – Rule 497(j)
Re:	Dreyfus Municipal Funds, Inc.
Registration Statement File No. 33-42162:811-6377
CIK No. 878092

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post Effective Amendment No. 27 to the Registration Statement, electronically filed with the Securities and Exchange Commission on December 27, 2006.

Very truly yours,

/s/ Joanna Krzyzanowska
Joanna Krzyzanowska